BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended
Nov. 30, 2019
Basis Of Presentation And Significant Accounting Policies [Abstract]
Disclosure of detailed information about foreign exchange rates used [Table Text Block]

Rand/USD

Period-end rate:  R14.6532 (August 31, 2019 R14.3314)

3-month period average rate: R14.8490 (November 30, 2018 R14.4334)

CAD/USD

Period-end rate: C$1.3289 (August 31, 2019 C$1.3295)

3-month period average rate: C$1.3222 (November 30, 2018 C$1.3082)